SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION

A segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by the chief operating decision maker, and which are subject to risks and rewards that are different from those of other segments.

On May 15, 2019, we executed a modification to the Golar Freeze Charter which triggered a change in accounting for the Golar Freeze Charter from an operating lease to a sales-type lease ("Golar Freeze Finance Lease"). Following this change, management changed the metric by which it measures the profitability of our segments from EBITDA to Adjusted EBITDA to reflect the change in accounting treatment of this contract and enable the comparability with the rest of the business. This led to a change in the information that management required to manage both the standalone segments and our overall businesses.

As of June 30, 2019, we operate in the following three reportable segments: LNG carriers, FSRUs and FLNG.

•	LNG carriers are vessels that transport LNG and are compatible with many LNG loading and receiving terminals globally. Four of our vessels are LNG carriers;

•	FSRUs are vessels that are permanently located offshore to regasify LNG. Six of our vessels are FSRUs; and

•
FLNG is a vessel that is moored above an offshore natural gas field on a long-term basis. The vessel produces, liquefies and stores LNG at sea and transfers it to LNG carriers that berth while offshore.

There are no transactions between reportable segments.

	Three Months Ended June 30, 2019
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	64,824	12,537	26,018	—	103,379	(26,018)	77,361
Vessel operating expenses	(10,070)	(4,843)	(6,163)	—	(21,076)	6,163	(14,913)
Voyage and commission expenses	(1,109)	(512)	(50)	—	(1,671)	50	(1,621)
Administrative expenses(4)	(1,947)	(1,304)	(198)	—	(3,449)	198	(3,251)
Amount invoiced under sales-type lease	2,300	—	—	—	2,300	(2,300)	—
Adjusted EBITDA	53,998	5,878	19,607	—	79,483	(21,907)	57,576
Balance sheet (at end of period):
Total assets (5)	1,103,883	523,056	200,861	332,264	2,160,064	—	2,160,064

	Six Months Ended June 30, 2019
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	118,229	29,042	52,036	—	199,307	(52,036)	147,271
Vessel operating expenses	(21,863)	(9,860)	(12,116)	—	(43,839)	12,116	(31,723)
Voyage and commission expenses	(2,233)	(1,246)	(230)	—	(3,709)	230	(3,479)
Administrative expenses(4)	(4,324)	(2,793)	(506)	—	(7,623)	506	(7,117)
Amount invoiced under sales-type lease	2,300	—	—	—	2,300	(2,300)	—
Adjusted EBITDA	92,109	15,143	39,184	—	146,436	(41,484)	104,952

	Three Months Ended June 30, 2018
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	72,987	11,214	—	—	84,201	—	84,201
Vessel operating expenses	(11,358)	(5,288)	—	—	(16,646)	—	(16,646)
Voyage and commission expenses	(1,234)	(808)	—	—	(2,042)	—	(2,042)
Administrative expenses(4)	(2,668)	(1,276)	—	—	(3,944)	—	(3,944)
Adjusted EBITDA	57,727	3,842	—	—	61,569	—	61,569
Balance sheet (at end of period):
Total assets (5)	1,124,858	535,393	—	600,580	2,260,831	—	2,260,831

	Six Months Ended June 30, 2018
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	135,534	22,881	—	—	158,415	—	158,415
Vessel operating expenses	(22,438)	(10,568)	—	—	(33,006)	—	(33,006)
Voyage and commission expenses	(2,751)	(2,178)	—	—	(4,929)	—	(4,929)
Administrative expenses(4)	(4,669)	(2,527)	—	—	(7,196)	—	(7,196)
Adjusted EBITDA	105,676	7,608	—	—	113,284	—	113,284

(1) Relates to the effective revenues, expenses and EBITDA attributable to our 50% ownership of the Hilli Common Units that was acquired in July 2018 (see note 9). The earnings attributable to our investment in Hilli LLC are reported in the equity in net earnings of affiliate on the consolidated income statement.
(2) Relates to assets not allocated to a segment, but included to reflect the total assets in the consolidated balance sheet.
(3) Eliminations reverse the effective earnings attributable to our 50% ownership of the Hilli Common Units and the amounts invoiced under the sales-type lease.
(4) Indirect administrative expenses are allocated to the FSRU and LNG carrier segments based on the number of vessels while administrative expenses for FLNG relates to our effective share of expenses attributable to our 50% ownership of the Hilli Common Units.
(5) Total assets by segment refers to our principal assets being that of our vessels, including the net investment in leased vessel.